TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of loss before income taxes

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	(214,063)	(178,762)	(2,708,101)	(415,033)
PRC	51,738	2,953	137,178	21,023
	(162,325)	(175,809)	(2,570,923)	(394,010)

Schedule of income tax expenses

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	(44,187)	(70,324)	(131,844)	(20,206)
Deferred	19,776	64,887	22,508	3,450
	(24,411)	(5,437)	(109,336)	(16,756)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2018, 2019 and 2020 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income taxes	(162,325)	(175,809)	(2,570,923)	(394,010)
Income tax benefits computed at applicable tax rates (25%)	40,581	43,952	642,731	98,503
Non-deductible expenses	(2,834)	(23,082)	(4,117)	(631)
Research and development expenses	25,906	19,688	32,777	5,023
Preferential rate	11,701	20,213	26,554	4,070
Current and deferred tax rate differences	37,934	(8,699)	(36,391)	(5,577)
International rate differences	(63,525)	(77,066)	(711,962)	(109,113)
Tax exempted income	—	754	1,087	167
PRC withholding tax	—	—	(10,263)	(1,573)
Unrecognized tax benefits (expenses)	1,472	1,728	(58,449)	(8,958)
Change in valuation allowance	(79,694)	25,423	6,465	991
Prior year provision to return true up	4,048	(8,348)	2,232	342
Income tax expenses	(24,411)	(5,437)	(109,336)	(16,756)

Schedule of significant components of deferred taxes

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	48,568	39,886	6,113
Impairment of long-lived assets	—	13,467	2,064
Impairment of long-term investment	—	2,150	330
Accrued expense	21,139	24,986	3,829
Tax losses	146,996	171,211	26,239
Property and equipment	20,567	22,631	3,468
Intangible assets	3,691	5,765	884
Finance lease	395,555	390,925	59,912
Deferred government grant	1,189	1,357	208
Operating lease	269,468	292,210	44,783
Loss picked up on equity method investments	56,706	57,201	8,766
Valuation allowance	(158,638)	(170,104)	(26,070)

Total deferred tax assets, net of valuation allowance	805,241	851,685	130,526

Deferred tax liabilities
Non-current
Intangible assets	104,217	186,258	28,545
Property and equipment	81,424	143,873	22,050
Capitalized interest expense	15,146	19,339	2,963
Finance lease	326,407	313,102	47,985
Operating lease	269,468	292,210	44,783
Investment in subsidiaries	—	10,263	1,573
Gain picked up from equity method investments	1,785	252	39

Total non-current deferred tax liabilities	798,447	965,297	147,938

Net deferred tax assets (liabilities)	6,794	(113,612)	(17,412)
Analysis as:
Deferred tax assets	209,366	185,481	28,426
Deferred tax liabilities	202,572	299,093	45,838

Net deferred tax assets (liabilities)	6,794	(113,612)	(17,412)

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	4,509	1,722	264
Reversal based on tax positions related to prior years	(3,266)	(629)	(96)
Additions based on tax positions related to the current year	479	61,491	9,423
Balance at end of year	1,722	62,584	9,591